Employee Benefits - Summary of Employee Benefits Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Classes of employee benefits expense [abstract]
Current remuneration	$ 1,021.8	$ 836.9
Post employment defined benefit plans	10.1	12.2
Post employment defined contribution plans	39.4	32.4
Termination benefits	1.2	19.4
Stock-based compensation (Note 19)	17.7	14.2
Other long-term benefits	1.7	2.4
Total	$ 1,091.9	$ 917.5